Patents and Licensed Technologies, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Patents And Licensed Technologies [Member]
Amortization expense	$ 0	$ 230